Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	As of June 30,	As of December 31,
	2025	2025	2025
	RMB	RMB	$ Note 2 (d)
		(Unaudited)
ASSETS
Cash	4,037,883	240,520	34,394
Short-term investment	661,824	573,650	82,031
Amounts due from the Group’s entities	3,216,456	-	-
Prepaid expenses and other current assets	26,863,500	27,604,037	3,947,325
Other non-current assets	4,931,108	407,133	58,219
Investment in subsidiaries	17,118,074	16,193,640	2,315,659
TOTAL ASSETS	56,828,845	45,018,980	6,437,628

LIABILITIES
Accrued expenses and other current liabilities	6,258	319,934	45,750
TOTAL LIABILITIES	6,258	319,934	45,750

SHAREHOLDERS’ EQUITY
Ordinary Shares ($0.0001 par value per share; 500,000,000 shares authorized as of June 30, 2025 and December 31, 2025; 22,000,000 shares issued and outstanding as of June 30, 2025 and December 31, 2025 *)	14,177	14,177	2,027
Additional paid-in capital	107,349,192	107,349,192	15,350,730
Share subscription receivable	(12,720)	(12,720)	(1,819)
Accumulated deficit	(49,761,797)	(61,193,004)	(8,750,483)
Accumulated other comprehensive loss	(766,265)	(1,458,599)	(208,577)
Total shareholders’ equity	56,822,587	44,699,046	6,391,878
TOTAL LIABILITIES AND SHAREHOLDES’ EQUITY	56,828,845	45,018,980	6,437,628

*	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 1 (c)).

Schedule of Condensed Statements of Operations

Condensed Statements of operations

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	US$
	(Unaudited)
Operating expenses:
General and administrative expenses	-	(7,089,706)	(1,013,814)
Total other income, net	-	206,142	29,478
Share of loss in subsidiaries	(2,837,220)	(4,547,643)	(650,305)
Loss from operations	(2,837,220)	(11,431,207)	(1,634,641)
Net loss	(2,837,220)	(11,431,207)	(1,634,641)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	US$
	(Unaudited)
Net cash used in operating activities	-	(3,362,064)	(480,770)
Net cash provided by investing activities	-	332,355	47,526
Net cash provided by financing activities	-	-	-
Effect of exchange rate changes on cash	-	(767,654)	(109,772)
Net change in cash	-	(3,797,363)	(543,016)
Cash at beginning of the periods	-	4,037,883	577,410
Cash at end of the periods	-	240,520	34,394